Accumulated other comprehensive loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Accumulated other comprehensive loss
Balance, Pre-tax		$ (17,379)	$ (4,340)	$ 8,494
Movements of the year, Pre-tax	$ 209	4,281	(13,039)	(12,834)
Balance, Pre-tax		(13,098)	(17,379)	(4,340)
Balance, Deferred taxes		12,446	8,534	4,684
Movements of the year, Deferred taxes	(63)	(1,284)	3,912	3,850
Balance, Deferred taxes		11,162	12,446	8,534
Balance, Net of tax		(4,933)	4,194	13,178
Movements of the year, Net of tax		2,997	(9,127)	(8,984)
Balance, Net of tax	$ (95)	$ (1,936)	$ (4,933)	$ 4,194